INCENTIVE PLANS - Stock Options Outstanding (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding (in shares) | shares	6,656,588
Options outstanding, Weighted-average contractual life remaining	1 year 4 months 6 days
Options outstanding, Weighted-average exercise price (in dollars per share)	$ 67.92
Options exercisable, Number exercisable (in shares) | shares	6,656,588
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 67.92
$39.00—$49.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	39.00
Exercise price, high end of the range (in dollars per share)	$ 49.99
Number outstanding (in shares) | shares	5,763,424
Options outstanding, Weighted-average contractual life remaining	1 year
Options outstanding, Weighted-average exercise price (in dollars per share)	$ 48.16
Options exercisable, Number exercisable (in shares) | shares	5,763,424
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 48.16
$50.00—$99.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	50.00
Exercise price, high end of the range (in dollars per share)	$ 99.99
Number outstanding (in shares) | shares	66,660
Options outstanding, Weighted-average contractual life remaining	5 years 5 months 6 days
Options outstanding, Weighted-average exercise price (in dollars per share)	$ 56.25
Options exercisable, Number exercisable (in shares) | shares	66,660
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 56.25
$100.00—$199.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	100.00
Exercise price, high end of the range (in dollars per share)	$ 199.99
Number outstanding (in shares) | shares	502,416
Options outstanding, Weighted-average contractual life remaining	3 years
Options outstanding, Weighted-average exercise price (in dollars per share)	$ 147.13
Options exercisable, Number exercisable (in shares) | shares	502,416
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 147.13
$200.00—$299.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	200.00
Exercise price, high end of the range (in dollars per share)	$ 299.99
Number outstanding (in shares) | shares	124,088
Options outstanding, Weighted-average contractual life remaining	2 years 1 month 6 days
Options outstanding, Weighted-average exercise price (in dollars per share)	$ 240.28
Options exercisable, Number exercisable (in shares) | shares	124,088
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 240.28
$300.00—$399.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	300.00
Exercise price, high end of the range (in dollars per share)	$ 399.99
Number outstanding (in shares) | shares	200,000
Options outstanding, Weighted-average contractual life remaining	2 years 1 month 6 days
Options outstanding, Weighted-average exercise price (in dollars per share)	$ 335.50
Options exercisable, Number exercisable (in shares) | shares	200,000
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 335.50